As filed with the Securities and Exchange Commission on January 17, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: November 30, 2011

Item 1. Schedule of Investments.

Villere Balanced Fund
SCHEDULE OF INVESTMENTS at November 30, 2011(Unaudited)

Shares		Value
	COMMON STOCKS: 59.1%
	Aerospace Products & Services: 2.6%
70,000	BE Aerospace, Inc. *	$2,726,500

	Apparel Manufacturing: 2.9%
61,200	Jos. A. Bank Clothiers, Inc. *	3,015,936

	Chemical Manufacturing: 2.5%
47,000	Abbott Laboratories	2,563,850

	Computer & Electronic Products: 7.6%
6,100	Apple, Inc. *	2,331,420
448,400	ION Geophysical Corp. *	2,605,204
48,800	Varian Medical Systems, Inc. *	3,036,824
		7,973,448
	Couriers & Messengers: 3.5%
43,700	FedEx Corp.	3,630,596

	Credit Intermediation: 8.1%
37,000	Cullen/Frost Bankers, Inc.	1,871,090
165,100	Euronet Worldwide, Inc. *	2,971,800
37,500	Visa, Inc.	3,636,375
		8,479,265
	Food Manufacturing: 2.4%
129,000	Flowers Foods, Inc.	2,550,330

	Information Services: 2.3%
183,000	NIC, Inc.	2,379,000

	Machinery: 4.8%
322,100	3D Systems Corp.*1	5,027,981

	Oil & Gas Extraction: 7.2%
148,200	Northern Oil & Gas, Inc. *	3,629,418
502,000	SandRidge Energy, Inc. *	3,689,700
33,800	Triangle Petroleum Corp. *	194,350
		7,513,468
	Professional, Scientific & Technical Services: 8.8%
146,000	Constant Contact, Inc. *	3,194,480
202,500	EPIQ Systems, Inc. 1	2,733,750
156,000	Luminex Corp. *1	3,238,560
		9,166,790
	Specialty Retail: 3.6%
49,400	O'Reilly Automotive, Inc. *	3,815,656

	Sporting & Recreation Goods: 2.8%
94,600	Pool Corp.	2,885,300

	TOTAL COMMON STOCKS
	(Cost $49,058,264)	61,728,120

	CONVERTIBLE PREFERRED STOCK: 2.6%
	Credit Intermediation: 2.6%
3,451	Bank of America Corp.	2,674,490
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $2,902,998)	2,674,490

Principal
Amount
	CORPORATE BONDS: 24.4%
	Air Transportation: 1.1%
	The Boeing Co.,
$1,000,000	3.750%, 11/20/2016	1,093,140

	Beverage Products: 1.4%
	The Coca-Cola Co.,
1,500,000	0.750%, 11/15/2013	1,503,501

	Building Material, Garden & Supplies Dealers: 2.2%
	The Home Depot, Inc.,
2,000,000	5.400%, 03/01/2016	2,289,968

	Chemical Manufacturing: 2.9%
	E.I. DuPont De Nemours & Co.,
1,000,000	4.750%, 11/15/2012	1,037,870
	McKesson Corp.,
1,000,000	4.750%, 03/01/2021	1,108,310
	Pfizer, Inc.,
700,000	6.200%, 03/15/2019	855,943
		3,002,123
	Computer & Electronic Products: 0.7%
	Hewlett-Packard Co.,
500,000	3.750%, 12/01/2020	496,417
	International Business Machines Corp.,
250,000	4.750%, 11/29/2012	260,134
		756,551
	Credit Intermediation: 4.9%
	BB&T Corp.,
1,000,000	4.900%, 06/30/2017	1,059,408
	Goldman Sachs Group, Inc.,
1,000,000	5.375%, 03/15/2020	944,940
	JPMorgan Chase & Co.,
500,000	4.875%, 03/15/2014	521,110
	Whitney National Bank,
2,450,000	5.875%, 04/01/2017	2,586,458
		5,111,916
	Food Manufacturing: 3.5%
	Kellogg Co.,
2,000,000	3.250%, 05/21/2018	2,083,504
	Kraft Foods, Inc.,
400,000	5.250%, 10/01/2013	426,937
1,000,000	5.375%, 02/10/2020	1,112,397
		3,622,838
	Furniture & Related Products: 1.6%
	Leggett & Platt, Inc.,
1,500,000	4.650%, 11/15/2014	1,628,487

	General Merchandising Store: 0.5%
	Wal-Mart Stores, Inc.,
500,000	3.250%, 10/25/2020	520,188

	Insurance Carriers: 0.7%
	Prudential Financial, Inc.,
750,000	5.000%, 01/15/2013	742,706

	Motion Picture & Entertainment: 0.5%
	Viacom, Inc.,
500,000	3.500%, 04/01/2017	512,719

	Oil & Gas: 1.0%
	Shell International Finance Corp.,
1,000,000	1.875%, 03/25/2013	1,018,144

	Rental & Leasing Services: 0.9%
	International Lease Finance Corp.,
1,000,000	5.875%, 05/01/2013	980,000

	Securities & Financial Services: 0.2%
	Merrill Lynch & Co., Inc.,
250,000	6.875%, 11/15/2018	235,281

	Telecommunications: 1.0%
	Vodafone Group PLC,
1,000,000	4.375%, 03/16/2021	1,069,190

	Transportation Equipment: 1.3%
	General Dynamics Corp.,
300,000	5.375%, 08/15/2015	342,796
	Lockheed Martin Corp.,
1,000,000	4.250%, 11/15/2019	1,044,899
		1,387,695
	TOTAL CORPORATE BONDS
	(Cost $24,090,032)	25,474,447

	SHORT-TERM INVESTMENTS: 11.6%
Shares	Money Market Funds: 11.6%
	Federated Treasury Obligation Fund - Trust Shares,
2,591,618	0.010% ^	2,591,618
	Fidelity Money Market Portfolio - Select Class,
2,544,780	0.126% ^	2,544,780
	Invesco Treasury Portfolio - Institutional Class,
7,042,874	0.020% ^	7,042,874
		12,179,272
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,179,272)	12,179,272

	TOTAL INVESTMENTS IN SECURITIES: 97.7%
	(Cost $88,230,566)	102,056,329
	Other Assets in Excess of Liabilities: 2.3%	2,381,504
	TOTAL NET ASSETS: 100.0%	$104,437,833

*	Non-income producing security.
1	A portion of the security is considered illiquid.
^	7-day yield as of November 30, 2011.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows:

Cost of investments	$88,230,566
Gross unrealized appreciation	14,366,771
Gross unrealized depreciation	(541,008)
Net unrealized appreciation	$13,825,763

Villere Balanced Fund

Summary of Fair Value Exposure at November 30, 2011 (Unaudited)

The Villere Balanced Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$61,728,120	$-	$-	$61,728,120
Convertible Preferred Stock^	2,674,490	-	-	2,674,490
Corporate Bonds^	-	25,474,447	-	25,474,447
Short-Term Investments	12,179,272	-	-	12,179,272
Total Investments in Securities	$76,581,882	$25,474,447	$-	$102,056,329

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Eric W. Falkeis
                                                  Eric W. Falkeis, President

Date January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date January 17, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date January 13, 2012

* Print the name and title of each signing officer under his or her signature.